Fair Value Measurements (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	$ 2,585	$ 3,115
Intangible assets, net	4,842	9,922
Goodwill	48,434	47,390
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	2,585	3,115
Intangible assets, net	4,842	9,922
Goodwill	$ 48,434	$ 47,390